Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Total shares in treasury at beginning of year	19,171,454
Total cost	$ 1,219
Shares acquired under repurchase program	5,336,310
Average price in $ per share	$ 88.93
Amount paid	$ 475	$ 1,435	$ 405
Shares delivered	5,008,782
Average price in $ per share	$ 62.30
Amount received	$ 51
Shares issued for the business combination	15,500,000
Total shares in treasury at end of year	3,998,982	19,171,454
Total cost	$ 342	$ 1,219